Investment in affiliates and available-for-sale securities	6 Months Ended
Jun. 30, 2019
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES

NOTE 13: INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES

Navios Partners

On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.

On April 25, 2019, Navios Partners announced a 1-for-15 reverse stock split of its issued and outstanding shares of common units and general partners units. The reverse stock split was effective on May 21, 2019. All issued and outstanding shares of common units and general partner units contained to the notes to the consolidated financial statements until May 21, 2019, are presented before reverse stock split.

During the first quarter of 2018, Navios Partners issued 1,370,044 of common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 27,960 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $64.

On February 21, 2018, Navios Partners closed an offering of 18,422,000 common units which includes the sale of $5,000 of common units to Navios Holdings. In addition, Navios Holdings paid $714 to retain its 2.0% general partnership interest.

In December 2018, Navios Partners issued 1,464,494 of restricted common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 29,888 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $27.

In January 2019, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $50,000 of Navios Partners’ common units over a two year period. As of June 30, 2019, Navios Partners had repurchased 3,503,908 common units.

In February 2019, Navios Partners issued 380,952 of restricted common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 7,775 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $8.

As of June 30, 2019, Navios Holdings held a total of 2,070,216 (post reverse stock split) common units and 230,524 (post reverse stock split) general partners units, representing a 20.5% interest in Navios Partners, including the 2.1% general partner interest, and the entire investment in Navios Partners is accounted for under the equity method.

As of June 30, 2019 and December 31, 2018, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company’s underlying equity in net assets of Navios Partners was $120,238 and $126,034, respectively. As a result of the other-than temporary-impairment loss recorded as at December 31, 2018, the Company has recomputed this difference which is amortized through “Equity in net losses of affiliated companies” over the remaining life of Navios Partners’ tangible and intangible assets.

Total equity method income and amortization of deferred gain of $902 and $5,642 were recognized in “Equity in net losses of affiliated companies”, for the three month periods ended June 30, 2019 and 2018, respectively, and total equity method income of $3,153 and $9,448 was recognized for the six month periods ended June 30, 2019 and 2018, respectively.

As of June 30, 2019 and December 31, 2018, the carrying amount of the investment in Navios Partners was $30,453 and $29,328, respectively.

Dividends received for each of the three month periods ended June 30, 2019 and 2018 were $690 and for each of the six month periods ended June 30, 2019 and 2018 were $1,380 and $690, respectively.

As of June 30, 2019, the market value of the investment in Navios Partners was $31,060.

Navios Acquisition

In February 2018, the Board of Directors of Navios Acquisition authorized a stock repurchase program for up to $25,000 of Navios Acquisition’s common stock, for two years. Stock repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. As of June 30, 2019, Navios Acquisition has repurchased 735,251 shares of common stock.

On November 9, 2018, the Stockholders of Navios Acquisition approved a one-for-15 reverse stock split of all outstanding common stock shares of Navios Acquisition, which was effected on November 14, 2018.

On December 13, 2018, Navios Acquisition completed the merger contemplated by the previously announced Agreement and Plan of Merger (the “Merger Agreement”), dated as of October 7, 2018, by and among Navios Acquisition, its direct wholly-owned subsidiary NMA Sub LLC (“Merger Sub”), Navios Midstream and Navios Midstream Partners GP LLC. Pursuant to the Merger Agreement, Merger Sub merged with and into Navios Midstream, with Navios Midstream surviving as a wholly-owned subsidiary of Navios Acquisition.

As of June 30, 2019 and December 31, 2018, the pre-OTTI unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company’s underlying equity in net assets of Navios Acquisition was $85,112 and $87,500, respectively, and is amortized through “Equity in net losses of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets. The Company will need to recompute this difference which is amortized through “Equity in net losses of affiliated companies” over the remaining life of Navios Acquisition’s tangible and intangible assets.

Total pre-OTTI equity method loss of $4,728 and $9,321 were recognized in “Equity in net losses of affiliated companies” for the three month periods ended June 30, 2019 and 2018, respectively.

Total pre-OTTI equity method loss of $3,262 and $20,192 were recognized in “Equity in net losses of affiliated companies” for the six month periods ended June 30, 2019 and 2018, respectively.

As of June 30, 2019 and December 31, 2018, the carrying amount of the investment in Navios Acquisition was $30,650 and $50,374, respectively. During the period ended June 30, 2019 the Company recognized an OTTI loss of $13,543 relating to its investment in Navios Acquisition and the amount was included in “Equity in net losses of affiliated companies”.

Dividends received for each of the three month periods ended June 30, 2019 and 2018 were $2,766 and $1,460, respectively, and for each of the six month periods ended June 30, 2019 and 2018 were $2,919.

As of June 30, 2019, the market value of the investment in Navios Acquisition was $30,650.

Navios Europe I

On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). The Navios Term Loans I will be repaid from the future sale of vessels owned by Navios Europe I. In December 2018, the amount of the Navios Revolving Loans I increased by $30,000.

On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.

Navios Holdings evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a VIE and that it is not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I.

Navios Holdings further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.

The initial amount provided for in Navios Europe I of $4,750 at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference is amortized through “Equity in net losses of affiliated companies” over the remaining life of Navios Europe I. As of June 30, 2019 and December 31, 2018, the unamortized basis difference of Navios Europe I was $3,019, and $3,357, respectively.

As of June 30, 2019 and December 31, 2018, the estimated maximum potential loss by Navios Holdings in Navios Europe I would have been $41,538 and $35,069, respectively, which represents the Company’s carrying value of its investment and balance of Navios Term Loans I of $9,578 and $8,994, respectively, including accrued interest, plus the Company’s balance of the Navios Revolving Loans I of $31,960 and $26,075, respectively, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans I.

No income was recognized in “Equity in net losses of affiliated companies” for the three and six month periods ended June 30, 2019 and 2018.

As of June 30, 2019 and December 31, 2018, the carrying amount of the investment in Navios Europe I and balance of Navios Term Loans I was $4,750 for both periods.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through December 31, 2015, Navios Europe II acquired 14 vessels for aggregate consideration consisting of: (i) cash (which was funded with the proceeds of a senior loan facility (the “Senior Loans II”) and loans aggregating to $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”). In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). The Navios Term Loans II will be repaid from the future sale of vessels owned by Navios Europe II. In March 2017, the amount of the Navios Revolving Loans II increased by $14,000.

On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.

Navios Holdings evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a VIE and that it is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II.

Navios Holdings further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

The initial amount provided for in Navios Europe II of $6,650, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference is amortized through “Equity in net losses of affiliated companies” over the remaining life of Navios Europe II. As of June 30, 2019 and December 31, 2018, the unamortized basis difference of Navios Europe II was $5,598 and $6,069, respectively.

As of June 30, 2019 and December 31, 2018, the estimated maximum potential loss by Navios Holdings in Navios Europe II would have been $42,351 and $29,370, respectively, which represents the Company’s carrying value of its investment and balance of Navios Term Loans II of $13,583 and $12,432, respectively, plus the Company’s balance of the Navios Revolving Loans II of $28,768 and $16,938, respectively, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans II.

Income of $591 and $495 was recognized in “Equity/(loss) in net earnings of affiliated companies” for the three month period ended June 30, 2019 and 2018, respectively, and income of $1,151 and $963 was recognized for the six month periods ended June 30, 2019 and 2018, respectively.

As of June 30, 2019 and December 31, 2018, the carrying amount of the investment in Navios Europe II and balance of Navios Term Loans II was $6,650 for both periods.

Navios Containers (Consolidated since November 30, 2018)

Navios Holdings until November 30, 2018 evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Maritime Containers Inc. and, therefore, its investment in Navios Maritime Containers Inc. was accounted for under the equity method.

Total equity method income of $142 was recognized in “Equity in net losses of affiliated companies” for the three month period ended June 30, 2018, and total equity method income of $244 was recognized for the six month period ended June 30, 2018.

Following the results of the significant tests performed by the Company, it was concluded that one affiliate, Navios Acquisition, met the significant threshold requiring summarized financial information to be presented.

Summarized financial information of Navios Acquisition is presented below:

	June 30, 2019	December 31, 2018
Balance Sheet	Navios Acquisition	Navios Acquisition
Cash and cash equivalents, including restricted cash	$41,962	$46,609
Current assets	120,358	103,978
Non-current assets	1,452,157	1,523,406
Current liabilities	120,241	92,159
Long- term debt including current portion, net	1,187,409	1,205,837
Non-current liabilities	1,095,757	1,154,873
	Six Month June 30, 2019	Six Month June 30, 2018
Income Statement	Navios Acquisition	Navios Acquisition
Revenue	$135,704	$87,629
Net loss	$(15,689)	$(46,534)
	Three Month June 30, 2019	Three Month June 30, 2018
Income Statement	Navios Acquisition	Navios Acquisition
Revenue	$58,585	$41,479
Net loss	$(16,550)	$(22,068)

Available-for-sale securities (“AFS Securities”)

During the year ended December 31, 2017, the Company received shares of Pan Ocean Co. Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company’s vessels. The shares were recorded at fair value upon their issuance and subsequent changes in market value are recognized within consolidated statement of comprehensive (loss)/income. The shares were recorded at fair value upon their issuance and subsequent changes in market value were recognized within consolidated statement of comprehensive (loss)/income. The unrealized holding gain was $2 as of December 31, 2017.

The shares received from STX were accounted for under the guidance for AFS Securities. The Company has no other types of AFS Securities.

As of June 30, 2019 and December 31, 2018, the carrying amount of AFS Securities related to STX was $193 and $192, respectively, and was recorded under “Other long-term assets” in the consolidated balance sheet.

During the three month period ended June 30, 2019, the unrealized holding earnings related to these AFS Securities included in “Other income/ (expense), net” was $19. During the six month period ended June 30, 2019, the unrealized holding earnings related to these AFS Securities included in “Other income/ (expense), net” was $1.

During the three and six month period ended June 30, 2018, the unrealized holding losses related to these AFS Securities included in “Other income/ (expense), net” was $25 and $27, respectively.